Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
www.usbank.com
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
N/A
Lehman Brothers Holding Inc.
Aurora Loan Services LLC
May 25, 2006
April 30, 2006
April 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extentions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
05/25/2006 8:41 am
Contact:
Vaneta Bernard
Account Administrator
617-603-6413
Vaneta.bernard@usbank.com
Distribution Date
25-May-06
Determination Date 18-Apr-06 Accrual Periods: Begin End
Record Date - Physical Certificates 28-Apr-06 Libor Certificates 4/25/2006 5/24/2006
Record Date - non Physical Certificates 24-May-06
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance
A1 5.09000% $272,815,000.00 $272,815,000.00 $942,872.23 $1,157,190.29 $2,100,062.52 $0.00 NA $271,872,127.77
A2-A 5.17000% $221,631,000.00 $221,631,000.00 $0.00 $954,860.23 $954,860.23 $0.00 NA $221,631,000.00
A2-B 5.23000% $22,321,000.00 $22,321,000.00 $0.00 $97,282.36 $97,282.36 $0.00 NA $22,321,000.00
A3-A 5.23000% $168,979,000.00 $168,979,000.00 $0.00 $736,466.81 $736,466.81 $0.00 NA $168,979,000.00
A3-B 5.30000% $18,775,000.00 $18,775,000.00 $0.00 $82,922.92 $82,922.92 $0.00 NA $18,775,000.00
A4-A 5.33000% $68,045,000.00 $68,045,000.00 $0.00 $302,233.21 $302,233.21 $0.00 NA $68,045,000.00
A4-B 5.38000% $7,560,000.00 $7,560,000.00 $0.00 $33,894.00 $33,894.00 $0.00 NA $7,560,000.00
M1 5.40000% $37,190,000.00 $37,190,000.00 $0.00 $167,355.00 $167,355.00 $0.00 $0.00 $37,190,000.00
M2 5.42000% $15,313,000.00 $15,313,000.00 $0.00 $69,163.72 $69,163.72 $0.00 $0.00 $15,313,000.00
M3 5.43191% $4,375,000.00 $4,375,000.00 $0.00 $19,833.33 $19,833.33 $0.00 $0.00 $4,375,000.00
M4 5.43191% $12,251,000.00 $12,251,000.00 $0.00 $56,660.88 $56,660.88 $0.00 $0.00 $12,251,000.00
M5 5.43191% $5,687,000.00 $5,687,000.00 $0.00 $26,776.29 $26,776.29 $0.00 $0.00 $5,687,000.00
M6 5.43191% $4,812,000.00 $4,812,000.00 $0.00 $23,258.00 $23,258.00 $0.00 $0.00 $4,812,000.00
M7 5.43191% $4,375,000.00 $4,375,000.00 $0.00 $22,786.46 $22,786.46 $0.00 $0.00 $4,375,000.00
M8 5.43191% $6,563,000.00 $6,563,000.00 $0.00 $36,916.88 $36,916.88 $0.00 $0.00 $6,563,000.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
P 0.00000% $0.00 $0.00 $0.00 $22,650.81 $22,650.81 $0.00 N/A $0.00
X 0.00000% $4,383,554.16 $4,383,554.16 $0.00 $181,682.83 $181,682.83 $0.00 $0.00 $4,375,378.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
Totals: $870,692,000.00 $870,692,000.00 $942,872.23 $3,991,934.02 $4,934,806.25 $0.00 $0.00 $869,749,127.77
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A1 52522RAA8 $1,000.00000000 $3.45608647 $4.24166666 $0.00000000 $996.54391353 LIBOR 5.00000%
A2-A 52522RAB6 $1,000.00000000 $0.00000000 $4.30833336 $0.00000000 $1,000.00000000
A2-B 52522RAC4 $1,000.00000000 $0.00000000 $4.35833341 $0.00000000 $1,000.00000000
A3-A 52522RAD2 $1,000.00000000 $0.00000000 $4.35833334 $0.00000000 $1,000.00000000
A3-B 52522RAE0 $1,000.00000000 $0.00000000 $4.41666684 $0.00000000 $1,000.00000000
A4-A 52522RAF7 $1,000.00000000 $0.00000000 $4.44166669 $0.00000000 $1,000.00000000
A4-B 52522RAG5 $1,000.00000000 $0.00000000 $4.48333333 $0.00000000 $1,000.00000000
M1 52522RAH3 $1,000.00000000 $0.00000000 $4.50000000 $0.00000000 $1,000.00000000
M2 52522RAJ9 $1,000.00000000 $0.00000000 $4.51666688 $0.00000000 $1,000.00000000
M3 52522RAK6 $1,000.00000000 $0.00000000 $4.53333257 $0.00000000 $1,000.00000000
M4 52522RAL4 $1,000.00000000 $0.00000000 $4.62500041 $0.00000000 $1,000.00000000
M5 52522RAM2 $1,000.00000000 $0.00000000 $4.70833304 $0.00000000 $1,000.00000000
M6 52522RAN0 $1,000.00000000 $0.00000000 $4.83333333 $0.00000000 $1,000.00000000
M7 52522RAP5 $1,000.00000000 $0.00000000 $5.20833371 $0.00000000 $1,000.00000000
M8 52522RAQ3 $1,000.00000000 $0.00000000 $5.62500076 $0.00000000 $1,000.00000000
C $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
X $1,000.00000000 $0.00000000 $41.44646635 $0.00000000 $998.13481032
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A1 5.09000% $1,157,190.29 $0.00 $0.00 $0.00 $0.00 NA $1,157,190.29 $0.00
A2-A 5.17000% $954,860.23 $0.00 $0.00 $0.00 $0.00 NA $954,860.23 $0.00
A2-B 5.23000% $97,282.36 $0.00 $0.00 $0.00 $0.00 NA $97,282.36 $0.00
A3-A 5.23000% $736,466.81 $0.00 $0.00 $0.00 $0.00 NA $736,466.81 $0.00
A3-B 5.30000% $82,922.92 $0.00 $0.00 $0.00 $0.00 NA $82,922.92 $0.00
A4-A 5.33000% $302,233.21 $0.00 $0.00 $0.00 $0.00 NA $302,233.21 $0.00
A4-B 5.38000% $33,894.00 $0.00 $0.00 $0.00 $0.00 NA $33,894.00 $0.00
M1 5.40000% $167,355.00 $0.00 $0.00 $0.00 $0.00 $0.00 $167,355.00 $0.00
M2 5.42000% $69,163.72 $0.00 $0.00 $0.00 $0.00 $0.00 $69,163.72 $0.00
M3 5.44000% $19,803.84 $0.00 $29.49 $29.49 $0.00 $0.00 $19,833.33 $0.00
M4 5.55000% $55,455.27 $0.00 $1,205.61 $1,205.61 $0.00 $0.00 $56,660.88 $0.00
M5 5.65000% $25,742.73 $0.00 $1,033.56 $1,033.56 $0.00 $0.00 $26,776.29 $0.00
M6 5.80000% $21,781.96 $0.00 $1,476.04 $1,476.04 $0.00 $0.00 $23,258.00 $0.00
M7 6.25000% $19,803.84 $0.00 $2,982.62 $2,982.62 ($0.00) $0.00 $22,786.46 $0.00
M8 6.75000% $29,708.02 $0.00 $7,208.86 $7,208.86 ($0.00) $0.00 $36,916.88 $0.00
C 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00
P 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A $22,650.81 $0.00
X 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $181,682.83 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Vaneta Bernard
Account Administrator
617-603-6413
Vaneta.bernard@usbank.com
Distribution Date
25-May-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Remic I-2/II-2 Regular Interests:
Remic I-2/II-2 Regular Interests Non-Remic I-2/II-2 Regular Interests Totals
Principal Interest Principal Interest Principal Interest
Distribution Distribution Distribution Distribution Distribution Distribution
A1 942,872.23 1,157,190.29 0.00 0.00 942,872.23 1,157,190.29
A2 0.00 954,860.23 0.00 0.00 0.00 954,860.23
A3 0.00 97,282.36 0.00 0.00 0.00 97,282.36
A4 0.00 736,466.81 0.00 0.00 0.00 736,466.81
M1 0.00 82,922.92 0.00 0.00 0.00 82,922.92
M2 0.00 302,233.21 0.00 0.00 0.00 302,233.21
M3 0.00 33,894.00 0.00 0.00 0.00 33,894.00
M4 0.00 167,325.51 0.00 29.49 0.00 167,355.00
M5 0.00 67,958.11 0.00 1,205.61 0.00 69,163.72
M6 0.00 18,799.77 0.00 1,033.56 0.00 19,833.33
M7 0.00 55,184.84 0.00 1,476.04 0.00 56,660.88
C 0.00 23,793.67 0.00 2,982.62 0.00 26,776.29
X 0.00 16,049.14 0.00 7,208.86 0.00 23,258.00
P 0.00 22,786.46 0.00 0.00 0.00 22,786.46
R 0.00 36,916.88 0.00 0.00 0.00 36,916.88
TOTAL 942,872.23 3,773,664.20 0.00 13,936.18 942,872.23 3,787,600.38
Cumulative X-I Distributions 181,682.83
Cumulative R Distributions 0.00
Cumulative C Distributions 0.00

Contact:
Vaneta Bernard
Account Administrator
617-603-6413
Vaneta.bernard@usbank.com
Distribution Date
25-May-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Beginning Balance 1,000.00 Cumulative Recoveries 0.00
Deposits: Investment Income 0.00 Loans Became REO from immediately preceding month 0.00
Deposits: from waterfall 13,936.18 Amount of Advances required to be made by servicer 4,058,166.13
Withdrawal: Basis Risk Shortfalls 13,936.18 Amount of Advances actually made by servicer 4,058,166.13
Withdrawal: to the Supplemental Interest Account 0.00 Amount of Advance shortfall 0.00
Ending Balance 1,000.00
Capitalized Interest Account:
Reconciliation:
Beginning Balance 0.00 Available funds (A):
Withdrawal: Capitalized Interest Requirement 0.00 Servicer remittance 4,934,806.25
Withdrawal: Overfunded Interest Amount to Depositor 0.00 Funds from Capitalized Interest Account 0.00
Ending Balance 0.00 Funds from Prefund Account 0.00
Net Funds from Basis Risk account 13,936.18
Supplemental Interest Trust:
Net Payments to Trust from Swap Counterparty 0.00
Begininning Balance 0.00 4,948,742.43
Deposits: Investment Income 0.00
Deposits: Net Swap Payments to Trust 0.00 Distributions (B):
Deposits: Net Swap Payments to Counterparty from Waterfall 0.00 Trustee fee 0.00
Deposits: remaining amounts from Waterfall 181,682.83 Certificate Insurance Premium 0.00
Deposits: Excess funds from Basis Risk Reserve Account 0.00 Net Payments to Counterparty from Swap Trust 0.00
Withdrawals 181,682.83 Total interest distributed 3,991,934.02
Ending Balance 0.00 Total principal distributed 942,872.23
Net Deposits to Basis Risk account 13,936.18
4,948,742.43
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Vaneta Bernard
Account Administrator
617-603-6413
Vaneta.bernard@usbank.com
Distribution Date
25-May-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-GP1
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Senior Enhancement Percentage 10.861%
B) Ending Collateral Balance 874,124,505.77 Senior Enhancement Percentage for purposes of Stepdown 10.753%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling Three Month Delinquency Rate 0.000% The later of:
E) Cumulative Realized Losses 0.00 (x) May 2009 NO
F) Original Collateral Balance 821,927,582.36 (y) Distribution when Senior Enhancement % is >= 27.12% NO
G) Cumulative Loss % ( E/F) 0.00%
H) Applicable Cumulative Loss Limit % 100.00%
A Trigger Event will occur if either (1) or (2) is True:
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit
NO
Excess interest distributions:
2) Cumulative Loss % exceeds applicable limit NO Excess available interest (A): 187,442.85
1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
Overcollateralization:
3) Required Basis Risk Reserve Deposit to BRRF 13,936.18
Ending Overcollateralization Amount 4,375,378.00 4) to Supp Interest Trust - Swap Term Payments 0.00
Target Overcollateralization Amount 4,375,378.00 5) Remaining Amounts to X 181,682.83
Ending Overcollateralization deficiency amount 0.00 (B): 195,619.01
Overcollateralization release amount 8,176.16
(A)-(B): (8,176.16)
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
875,075,554.16
2,718,294.90
0.00
0.00
874,124,505.77
461,094.37
2,156,356.40
100,844.13
0.00
0.00
2,718,294.90
4,234,499.80
273,392.75
1,767,246.51
0.00
0.00
0.00
0.00
2,193,860.54
22,650.81
0.00
4,934,806.25
0.00
273,392.75
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
2,409
2,402
0.9989130000
5.80681%
5.43181%
11.26858%
0.00
0.00
0.00
0.00
1,057,597.77
3
0
0.00
GROUP:
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
875,075,554.16
2,718,294.90
0.00
0.00
874,124,505.77
461,094.37
2,156,356.40
100,844.13
0.00
0.00
2,718,294.90
4,234,499.80
273,392.75
1,767,246.51
0.00
0.00
0.00
0.00
2,193,860.54
22,650.81
0.00
4,934,806.25
0.00
273,392.75
0.00
0.00
0.00
0.00
0.00
SERVICER:
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
2,409
2,402
0.9989130000
5.80681%
5.43181%
11.26858%
0.00
0.00
0.00
0.00
1,057,597.77
3
0
0.00
SERVICER:
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance
%
0K to 99.99K
83 6,496,995.11 0.74%
100K to 199.99K
458 70,816,241.24 8.10%
200K to 299.99K
539 132,704,356.42 15.18%
300K to 399.99K
420 145,186,926.21 16.61%
400K to 499.99K
388 173,696,197.56 19.87%
500K to 599.99K
241 131,396,841.85 15.03%
600K to 699.99K
135 86,507,951.77 9.90%
700K to 799.99K
47 35,201,378.69 4.03%
800K to 899.99K
29 24,423,868.69 2.79%
900K to 999.99K
27 25,853,378.91 2.96%
1000K to 1099.99K
15 15,176,785.31 1.74%
1100K to 1199.99K
5 5,901,127.30 0.68%
1200K to 1299.99K
5 6,234,211.75 0.71%
1300K to 1399.99K
6 8,102,024.96 0.93%
1400K to 1499.99K
2 2,938,505.99 0.34%
1500K to 1599.99K
1 1,500,234.01 0.17%
1900K to 1999.99K
1 1,987,480.00 0.23%
Total
2,402
874,124,505.77
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
160.00M
180.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1900K to 1999.99K
Balance
Count
Balance ($)
%
1.00% - 1.49%
289 124,591,565.45 14.25%
1.50% - 1.99%
26 11,320,436.58 1.30%
2.00% - 2.49%
222 74,221,741.90 8.49%
2.50% - 2.99%
23 4,112,272.09 0.47%
3.00% - 3.49%
70 24,301,783.60 2.78%
3.50% - 3.99%
11 1,898,914.32 0.22%
4.00% - 4.49%
1 499,602.72 0.06%
6.00% - 6.49%
22 8,156,555.15 0.93%
6.50% - 6.99%
221 82,993,934.87 9.49%
7.00% - 7.49%
1,025 390,854,786.68 44.71%
7.50% - 7.99%
106 36,113,380.89 4.13%
8.00% - 8.49%
386 115,059,531.52 13.16%
Total
2,402
874,124,505.77
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 5.81%
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
258 98,081,869.24 11.22%
3.00% - 3.99%
2,144 776,042,636.53 88.78%
Total
2,402
874,124,505.77
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.31%
Count
Balance ($)
%
2.00% - 2.99%
258 98,081,869.24 11.22%
3.00% - 3.99%
2,144 776,042,636.53 88.78%
Total
2,402
874,124,505.77
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.31%
Count
Balance ($)
%
9.00% - 9.99%
394 151,766,510.13 17.36%
12.00% - 12.99%
2,008 722,357,995.64 82.64%
Total
2,402
874,124,505.77
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.64%
Count
Balance ($)
%
1
2,402 874,124,505.77 100.00%
Total
2,402
874,124,505.77
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
2,402 874,124,505.77 100.00%
Total
2,402
874,124,505.77
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Month LIBOR
571 174,524,611.11 19.97%
1 Year MTA
1,831 699,599,894.66 80.03%
Total
2,402
874,124,505.77
100.00%
Indices
Index
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
Condominium
310 86,981,495.86 9.95%
Multifamily
181 66,438,782.16 7.60%
Planned Unit Development
469 173,691,975.25 19.87%
Single Family
1,442 547,012,252.50 62.58%
Total
2,402
874,124,505.77
100.00%
Property Type
Type
Count
Balance ($)
%
2005
15 4,798,272.95 0.55%
2006
2,387 869,326,232.82 99.45%
Total
2,402
874,124,505.77
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00% - 19.99%
1 135,228.15 0.02%
25.00% - 29.99%
3 745,287.39 0.09%
30.00% - 34.99%
3 1,260,050.96 0.14%
35.00% - 39.99%
4 737,234.53 0.08%
40.00% - 44.99%
6 1,896,778.23 0.22%
45.00% - 49.99%
10 2,787,163.43 0.32%
50.00% - 54.99%
18 4,365,390.99 0.50%
55.00% - 59.99%
25 12,044,341.28 1.38%
60.00% - 64.99%
27 9,796,382.25 1.12%
65.00% - 69.99%
79 31,891,514.66 3.65%
70.00% - 74.99%
181 71,411,214.60 8.17%
75.00% - 79.99%
525 188,904,792.72 21.61%
80.00% - 84.99%
1,457 530,434,011.38 60.68%
85.00% - 89.99%
18 6,205,107.04 0.71%
90.00% - 94.99%
43 10,801,407.07 1.24%
95.00% - 99.99%
2 708,601.09 0.08%
Total
2,402 874,124,505.77 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
337 - 360
1,505 538,374,305.47 61.59%
457 - 480
897 335,750,200.30 38.41%
Total
2,402
874,124,505.77
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 404
Count
Balance ($)
%
337 - 360
1,505 538,374,305.47 61.59%
457 - 480
897 335,750,200.30 38.41%
Total
2,402
874,124,505.77
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 404
Count
Balance ($)
%
337 - 360
1,505 538,374,305.47 61.59%
457 - 480
897 335,750,200.30 38.41%
Total
2,402
874,124,505.77
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 406
Count
Balance ($)
%
337 - 360
1,505 538,374,305.47 61.59%
457 - 480
897 335,750,200.30 38.41%
Total
2,402
874,124,505.77
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 406
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Balance ($)
%
ARIZONA
115 35,586,269.48 4.07%
CALIFORNIA
1,059 493,952,521.12 56.51%
COLORADO
60 14,788,808.63 1.69%
CONNECTICUT
10 2,946,424.82 0.34%
DELAWARE
3 714,613.21 0.08%
DISTRICT OF COLUMBIA
11 5,933,319.77 0.68%
FLORIDA
231 59,825,327.98 6.84%
GEORGIA
27 6,121,205.38 0.70%
IDAHO
13 2,622,090.86 0.30%
ILLINOIS
22 4,751,040.05 0.54%
INDIANA
5 353,542.15 0.04%
KANSAS
1 207,923.00 0.02%
KENTUCKY
1 106,563.27 0.01%
LOUISIANA
5 1,108,361.35 0.13%
MARYLAND
61 23,987,311.67 2.74%
MASSACHUSETTS
28 9,734,843.41 1.11%
MICHIGAN
48 9,099,694.05 1.04%
MINNESOTA
44 10,126,714.76 1.16%
MISSOURI
5 1,205,874.23 0.14%
MONTANA
2 1,174,399.93 0.13%
NEVADA
99 28,194,983.27 3.23%
NEW JERSEY
72 25,099,342.18 2.87%
NEW MEXICO
12 2,154,671.87 0.25%
NEW YORK
51 21,444,727.42 2.45%
NORTH CAROLINA
8 1,956,206.01 0.22%
OHIO
24 4,305,124.15 0.49%
OKLAHOMA
1 196,704.95 0.02%
OREGON
58 16,389,483.89 1.87%
PENNSYLVANIA
16 2,227,443.49 0.25%
RHODE ISLAND
3 739,023.84 0.08%
SOUTH CAROLINA
4 1,299,052.99 0.15%
TENNESSEE
6 1,071,735.45 0.12%
TEXAS
44 7,537,998.07 0.86%
UTAH
36 9,832,127.08 1.12%
VIRGINIA
62 22,636,992.84 2.59%
WASHINGTON
152 44,191,022.65 5.06%
WYOMING
3 501,016.50 0.06%
Total
2,402
874,124,505.77
100.00%
Geographic Distribution by State
State
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEVADA
NEW JERSEY
MARYLAND
VIRGINIA
NEW YORK
OREGON
COLORADO
MINNESOTA
UTAH
MASSACHUSETTS
MICHIGAN
TEXAS
GEORGIA
DISTRICT OF
COLUMBIA
ILLINOIS
OHIO
CONNECTICUT
IDAHO
PENNSYLVANIA
NEW MEXICO
NORTH CAROLINA
SOUTH CAROLINA
MISSOURI
MONTANA
LOUISIANA
TENNESSEE
RHODE ISLAND
DELAWARE
WYOMING
INDIANA
KANSAS
OKLAHOMA
KENTUCKY
%
Collateral Balance Distribution by State
GROUP 1
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,402
874,124,505.77
100.00%
872,993,001.81
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,402
874,124,505.77
872,993,001.81
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,402
874,124,505.77
100.00%
872,993,001.81
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,402
874,124,505.77
100.00%
872,993,001.81
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
3.05%
2,257,200.53
3.05%
2,257,200.53
Life CPR
Percentage
Amount ($)
3.05% 3.05%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
06
Group 1
Total
Amount ($)
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
7 2,163,100.00 2,156,356.40 0.00 875,075,554.16
0.25%
99.75%
1
Prepayment 0.25%
Liquidation 0.00%
Beginning Balance 99.75%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
119432144 658,000.00 650,947.30 653,034.94 0.00 0.00 0.00 Voluntary PIF 04/28/2006 0.00 7.750%
0.000%
119432441 576,000.00 573,068.18 575,193.40 0.00 0.00 0.00 Voluntary PIF 04/28/2006 0.00 7.500%
0.000%
119496016 240,000.00 239,753.40 240,544.31 0.00 0.00 0.00 Voluntary PIF 04/28/2006 0.00 8.250%
0.000%
119693216 208,000.00 207,643.06 208,193.67 0.00 0.00 0.00 Voluntary PIF 04/28/2006 0.00 8.250%
0.000%
119694313 167,100.00 166,897.07 167,493.43 0.00 0.00 0.00 Voluntary PIF 04/28/2006 0.00 8.250%
0.000%
119871184 243,500.00 243,108.75 243,856.66 0.00 0.00 0.00 Voluntary PIF 04/28/2006 0.00 6.875%
0.000%
120006390 70,500.00 68,209.91 68,039.99 0.00 0.00 0.00 Voluntary PIF 04/28/2006 169.92 1.000%
0.000%
Total:
7
2,163,100.00
2,149,627.67
169.92
2,156,356.40
0.00
0.00
0.00
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
05/25/2006 8:41 am

Distribution Date: May 25, 2006
DISTRIBUTION PACKAGE
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-GP1
Contact:
Vaneta Bernard
Account Administrator
vaneta.bernard@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
05/25/2006 8:41 am